Changes in the allowance for credit losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Loans and other
Changes in the allowance for credit losses [Line Items]
Beginning balance		₩ 2,427,691	₩ 2,398,255
Provision for (reversal of) allowance		816,600	1,107,632
Write-offs		(994,006)	(1,307,035)
Effect of discounting	[1]	(23,316)	(37,038)
Allowance related to loans sold		(63,091)	(78,268)
Allowance related to loans acquired		16	0
Recoveries		312,633	351,780
Others	[2]	(102,190)	(7,635)
Ending balance		2,374,337	2,427,691
Loans
Changes in the allowance for credit losses [Line Items]
Beginning balance		2,360,795	2,318,416
Provision for (reversal of) allowance		800,928	1,102,781
Write-offs		(973,943)	(1,290,831)
Effect of discounting	[1]	(23,316)	(37,038)
Allowance related to loans sold		(63,091)	(78,268)
Recoveries		311,042	349,553
Others	[2]	(101,811)	(3,818)
Ending balance		2,310,604	2,360,795
Household
Changes in the allowance for credit losses [Line Items]
Beginning balance		306,345	266,764
Provision for (reversal of) allowance		146,757	135,416
Write-offs		(136,976)	(126,776)
Effect of discounting	[1]	(269)	(238)
Allowance related to loans sold		(2,042)	(2,731)
Recoveries		43,756	34,705
Others	[2]	455	(795)
Ending balance		358,026	306,345
Corporate
Changes in the allowance for credit losses [Line Items]
Beginning balance		1,335,391	1,358,489
Provision for (reversal of) allowance		402,528	656,449
Write-offs		(300,183)	(730,027)
Effect of discounting	[1]	(21,390)	(28,372)
Allowance related to loans sold		(58,719)	(42,472)
Recoveries		82,378	126,102
Others	[2]	(105,697)	(4,778)
Ending balance		1,334,308	1,335,391
Credit card
Changes in the allowance for credit losses [Line Items]
Beginning balance		703,866	675,239
Provision for (reversal of) allowance		251,870	313,037
Write-offs		(536,219)	(433,470)
Effect of discounting	[1]	(1,657)	(8,428)
Allowance related to loans sold		(1,928)	(32,970)
Recoveries		184,873	188,703
Others	[2]	3,431	1,755
Ending balance		604,236	703,866
Other
Changes in the allowance for credit losses [Line Items]
Beginning balance		15,193	17,924
Provision for (reversal of) allowance		(227)	(2,121)
Write-offs		(565)	(558)
Effect of discounting	[1]	0	0
Allowance related to loans sold		(402)	(95)
Recoveries		35	43
Others	[2]	0	0
Ending balance		14,034	15,193
Other
Changes in the allowance for credit losses [Line Items]
Beginning balance		66,896	79,839
Provision for (reversal of) allowance		15,672	4,851
Write-offs		(20,063)	(16,204)
Effect of discounting	[1]	0	0
Allowance related to loans acquired		16	0
Recoveries		1,591	2,227
Others	[2]	(379)	(3,817)
Ending balance		₩ 63,733	₩ 66,896

[1]	Interest income from impaired financial assets.
[2]	Other changes were due to debt restructuring, debt-equity swap, and foreign exchange rate, etc.